Investment Strategy - Elfun Government Money Market Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Elfun Government Money Market Fund is a government money market fund and invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments. The Fund may hold a portion of its assets in cash pending investment, to satisfy redemption requests or to meet the Fund's other cash management needs. The Fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in U.S. government securities. Among other things, SSGA FM, the investment adviser to the Fund, conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Fund invests in accordance with regulatory requirements applicable to money market funds. Regulations require, among other things, a money market fund to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less, with the exception of certain floating rate securities that may have final maturities longer than 397 days but use maturity shortening provisions to meet the 397 day requirement, and that the Fund believes present minimal credit risk), to maintain a maximum dollar-weighted average maturity and dollar-weighted average life of 60 days or less and 120 days or less, respectively, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Fund are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates. The Fund attempts to meet its investment objective by investing in: •Obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“Ginnie Mae”), which are backed by the full faith and credit of the United States; obligations issued or guaranteed by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”); and •U.S. government-sponsored entities such as the Federal Home Loan Bank, and the Federal Farm Credit Banks Funding Corporation, which are not backed by the full faith and credit of the United States; and •Repurchase agreements collateralized by U.S. government securities.